Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
Dec. 31, 2025
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk percentage	84.59%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk percentage	93.22%